Condensed Consolidated Statements Of Changes In Stockholders' Equity - USD ($)	Total	Net Parent Investment [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2019	$ 11,811,000	$ 17,650,000		$ 0	$ 1,000	$ (5,031,000)	$ (809,000)	$ 0
Balance (in shares) at Dec. 31, 2019				1,000
Issuance of Enertec warrants	813,000							813,000
Net transfer from parent	7,254,000	7,254,000
Net income (loss)	(1,851,000)					(1,851,000)
Net income (loss)	(1,851,000)
Foreign currency translation adjustments	482,000						482,000
Net income (loss) attributable to non-controlling interest	0
Balance at Dec. 31, 2020	18,509,000	24,904,000	$ 0	$ 0	1,000	(6,882,000)	(327,000)	813,000
Balance (in shares) at Dec. 31, 2020			0	1,000
Stock based compensation	545,000			$ 0	545,000
Net transfer from parent	4,593,000	4,593,000
Net income (loss)	(1,674,000)					(1,674,000)
Net income (loss)	(1,644,000)
Foreign currency translation adjustments	(68,000)						(68,000)
Net income (loss) attributable to non-controlling interest	30,000							30,000
Balance at Jun. 30, 2021	21,935,000	29,497,000	$ 0	$ 0	546,000	(8,556,000)	(395,000)	843,000
Balance (in shares) at Jun. 30, 2021			0	1,000
Balance at Dec. 31, 2020	18,509,000	24,904,000	$ 0	$ 0	1,000	(6,882,000)	(327,000)	813,000
Balance (in shares) at Dec. 31, 2020			0	1,000
Stock based compensation	629,000				629,000
Net transfer from parent	6,138,000	6,138,000
Net income (loss)	(3,106,000)
Net income (loss)	(2,863,000)					(3,106,000)		243,000
Foreign currency translation adjustments	87,000						87,000
Net income (loss) attributable to non-controlling interest	243,000
Balance at Dec. 31, 2021	22,500,000	31,042,000	$ 0	$ 0	630,000	(9,988,000)	(240,000)	1,056,000
Balance (in shares) at Dec. 31, 2021			0	1,000
Balance at Mar. 31, 2021	21,543,000	26,756,000	$ 0	$ 0	1,000	(6,521,000)	(620,000)	1,927,000
Balance (in shares) at Mar. 31, 2021			0	1,000
Stock based compensation	545,000				545,000
Net transfer from parent	2,741,000	2,741,000
Net income (loss)	(2,035,000)					(2,035,000)
Net income (loss)	(3,119,000)
Foreign currency translation adjustments	225,000						225,000
Net income (loss) attributable to non-controlling interest	(1,084,000)							(1,084,000)
Balance at Jun. 30, 2021	21,935,000	29,497,000	$ 0	$ 0	546,000	(8,556,000)	(395,000)	843,000
Balance (in shares) at Jun. 30, 2021			0	1,000
Balance at Dec. 31, 2021	22,500,000	31,042,000	$ 0	$ 0	630,000	(9,988,000)	(240,000)	1,056,000
Balance (in shares) at Dec. 31, 2021			0	1,000
Stock based compensation	83,000				83,000
Net transfer from parent	1,205,000	1,205,000
Net income (loss)	(2,124,000)					(2,124,000)
Net income (loss)	(2,459,000)
Foreign currency translation adjustments	(1,607,000)						(1,607,000)
Net income (loss) attributable to non-controlling interest	(335,000)							(335,000)
Balance at Jun. 30, 2022	19,722,000	32,247,000	$ 0	$ 0	713,000	(12,112,000)	(1,847,000)	721,000
Balance (in shares) at Jun. 30, 2022			0	1,000
Balance at Mar. 31, 2022	22,157,000	31,559,000	$ 0	$ 0	671,000	(10,485,000)	(631,000)	1,043,000
Balance (in shares) at Mar. 31, 2022			0	1,000
Stock based compensation	42,000				42,000
Net transfer from parent	688,000	688,000
Net income (loss)	(1,627,000)					(1,627,000)
Net income (loss)	(1,949,000)
Foreign currency translation adjustments	(1,216,000)						(1,216,000)
Net income (loss) attributable to non-controlling interest	(322,000)							(322,000)
Balance at Jun. 30, 2022	$ 19,722,000	$ 32,247,000	$ 0	$ 0	$ 713,000	$ (12,112,000)	$ (1,847,000)	$ 721,000
Balance (in shares) at Jun. 30, 2022			0	1,000